Condensed Schedules Of Investments (The Trading Companies Of The Frontier Fund - Companies XV Through XXI) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Frontier Trading Company XV, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	$ 9,124,622	[1]	$ 17,332,625	[1]
Investment Owned, Percent of Net Assets	57.91%	[1]	44.54%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(929,394)	[1]	115,384	[1]
Investment Owned, Percent of Net Assets	(5.90%)	[1]	0.30%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	290,940	[1]	6,583,934	[1]
Investment Owned, Percent of Net Assets	1.85%	[1]	16.92%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 1/26/2012 (Number of Contracts: 153) [Member]
Investment Owned, at Fair Value	(836,691)	[1]
Investment Owned, Percent of Net Assets	(5.31%)	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, at Fair Value	(1,077,683)	[1]
Investment Owned, Percent of Net Assets	(6.84%)	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, at Fair Value	(1,743,900)	[1]
Investment Owned, Percent of Net Assets	(11.07%)	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Investment Owned, at Fair Value			6,234,313	[1]
Investment Owned, Percent of Net Assets			16.02%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			92,175	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.24%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(2,951)	[1]	416,851	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]	1.07%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			(3,240)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.01%)	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			(4,456)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.01%)	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	(4,299,679)	[1]	13,434,960	[1]
Investment Owned, Percent of Net Assets	(27.29%)	[1]	34.53%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	840,022	[1]	(1,647,734)	[1]
Investment Owned, Percent of Net Assets	5.33%	[1]	(4.24%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Investment Owned, at Fair Value			(4,448,411)	[1]
Investment Owned, Percent of Net Assets			(11.43%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	581,101	[1]	(6,083,161)	[1]
Investment Owned, Percent of Net Assets	3.69%	[1]	(15.64%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, at Fair Value	1,080,293	[1]
Investment Owned, Percent of Net Assets	6.86%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, at Fair Value	2,495,700	[1]
Investment Owned, Percent of Net Assets	15.84%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Investment Owned, at Fair Value			(5,109,138)	[1]
Investment Owned, Percent of Net Assets			(13.13%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			(30,525)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.08%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	208,124	[1]	227,308	[1]
Investment Owned, Percent of Net Assets	1.32%	[1]	0.58%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(66,491)	[1]
Investment Owned, Percent of Net Assets	(0.42%)	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			(160,400)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.41%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Silver @ Comex Settling 3/1/2011 (Number Of Contracts: 164) [Member]
Investment Owned, at Fair Value			(2,522,543)	[1]
Investment Owned, Percent of Net Assets			(6.48%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(81,795)	[1]	(318,020)	[1]
Investment Owned, Percent of Net Assets	(0.52%)	[1]	(0.82%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	5,056,954	[1]	(20,092,624)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(51.65%)	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member]
Investment Owned, at Fair Value	3,069,581	[1]	11,010,254	[1]
Investment Owned, Percent of Net Assets	19.48%	[1]	28.30%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,000 (Number Of Contracts: 169) [Member]
Investment Owned, at Fair Value	1,144,722	[1]
Investment Owned, Percent of Net Assets	7.26%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,300 (Number Of Contracts: 167) [Member]
Investment Owned, at Fair Value	1,548,382	[1]
Investment Owned, Percent of Net Assets	9.83%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 12/1/2012, Put @ 6,600 (Number Of Contracts: 112) [Member]
Investment Owned, at Fair Value	1,844,164	[1]
Investment Owned, Percent of Net Assets	11.70%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Crude Oil, Light Settling 12/1/2012, Call @ 9,400 (Number Of Contracts: 56) [Member]
Investment Owned, at Fair Value	814,800	[1]
Investment Owned, Percent of Net Assets	5.17%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Euro Settling 3/1/2012, Put @ 1,335 (Number Of Contracts: 140) [Member]
Investment Owned, at Fair Value	948,500	[1]
Investment Owned, Percent of Net Assets	6.02%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Euro Settling 3/1/2012, Put @ 1,360 (Number Of Contracts: 112) [Member]
Investment Owned, at Fair Value	1,016,400	[1]
Investment Owned, Percent of Net Assets	6.45%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | S&P (Mini) Settling 3/1/2012, Put @ 1,200 (Number Of Contracts: 560) [Member]
Investment Owned, at Fair Value	985,600	[1]
Investment Owned, Percent of Net Assets	6.25%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,500 (Number Of Contracts: 133) [Member]
Investment Owned, at Fair Value			4,093,906	[1]
Investment Owned, Percent of Net Assets			10.52%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Investment Owned, at Fair Value			4,299,158	[1]
Investment Owned, Percent of Net Assets			11.05%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Silver @ Comex Settling 3/1/2011, Call @ 1,900 (Number Of Contracts: 55) [Member]
Investment Owned, at Fair Value			3,285,425	[1]
Investment Owned, Percent of Net Assets			8.44%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Silver @ Comex Settling 3/1/2011, Call @ 1,975 (Number Of Contracts: 55) [Member]
Investment Owned, at Fair Value			3,080,825	[1]
Investment Owned, Percent of Net Assets			7.92%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Silver @ Comex Settling 3/1/2011, Call @ 2,100 (Number Of Contracts: 54) [Member]
Investment Owned, at Fair Value			2,690,550	[1]
Investment Owned, Percent of Net Assets			6.92%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, at Fair Value	11,372,149	[1]	28,460,118	[1]
Investment Owned, Percent of Net Assets	72.16%	[1]	73.15%	[1]
Frontier Trading Company XV, LLC [Member] | Options Written [Member]
Investment Owned, at Fair Value	(2,025,048)	[1]	(4,603,983)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(11.83%)	[1]
Frontier Trading Company XV, LLC [Member] | Options Written [Member] | S&P Index Settling 3/1/2012, Put @ 4,100 (Number Of Contracts: 1,737) [Member]
Investment Owned, at Fair Value	(857,150)	[1]
Investment Owned, Percent of Net Assets	(5.44%)	[1]
Frontier Trading Company XV, LLC [Member] | Options Written [Member] | Total Options Written [Member]
Investment Owned, at Fair Value	(2,882,198)	[1]
Investment Owned, Percent of Net Assets	(18.29%)	[1]
Frontier Trading Company XV, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	(122,606)	[1]	134,154	[1]
Investment Owned, Percent of Net Assets	(0.78%)	[1]	0.34%	[1]
Frontier Trading Company XV, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]	0.00%	[2]
Frontier Trading Company XVII, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 1/26/2012 (Number of Contracts: 153) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,000 (Number Of Contracts: 169) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,300 (Number Of Contracts: 167) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 12/1/2012, Put @ 6,600 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | Euro Settling 3/1/2012, Put @ 1,360 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | S&P (Mini) Settling 3/1/2012, Put @ 1,200 (Number Of Contracts: 560) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Written [Member] | S&P Index Settling 3/1/2012, Put @ 4,100 (Number Of Contracts: 1,737) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Written [Member] | Total Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value	5,881,772	[2]
Investment Owned, Percent of Net Assets	100.00%	[2]
Frontier Trading Company XVIII, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	596,193	[1]
Investment Owned, Percent of Net Assets	8.05%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(97,100)	[1]
Investment Owned, Percent of Net Assets	(1.31%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(57,349)	[1]
Investment Owned, Percent of Net Assets	(0.77%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 1/26/2012 (Number of Contracts: 153) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,624)	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	32,889	[1]
Investment Owned, Percent of Net Assets	0.44%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(30,762)	[1]
Investment Owned, Percent of Net Assets	(0.42%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(79,325)	[1]
Investment Owned, Percent of Net Assets	(1.07%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	46,346	[1]
Investment Owned, Percent of Net Assets	0.63%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	(24,837)	[1]
Investment Owned, Percent of Net Assets	(0.34%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	643,920	[1]
Investment Owned, Percent of Net Assets	8.69%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(34,147)	[1]
Investment Owned, Percent of Net Assets	(0.46%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(67,240)	[1]
Investment Owned, Percent of Net Assets	(0.91%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(51,397)	[1]
Investment Owned, Percent of Net Assets	(0.69%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	35,283	[1]
Investment Owned, Percent of Net Assets	0.48%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	42,730	[1]
Investment Owned, Percent of Net Assets	0.58%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(40)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	357,347	[1]
Investment Owned, Percent of Net Assets	4.82%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	2,256	[1]
Investment Owned, Percent of Net Assets	0.03%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(20,175)	[1]
Investment Owned, Percent of Net Assets	(0.27%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	10,165	[1]
Investment Owned, Percent of Net Assets	0.14%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	203,600	[1]
Investment Owned, Percent of Net Assets	2.75%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	20,285	[1]
Investment Owned, Percent of Net Assets	0.27%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	15,908	[1]
Investment Owned, Percent of Net Assets	0.21%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	2,710	[1]
Investment Owned, Percent of Net Assets	0.04%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	4,097	[1]
Investment Owned, Percent of Net Assets	0.06%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	238,846	[1]
Investment Owned, Percent of Net Assets	3.22%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,000 (Number Of Contracts: 169) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,300 (Number Of Contracts: 167) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 12/1/2012, Put @ 6,600 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | Euro Settling 3/1/2012, Put @ 1,360 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | S&P (Mini) Settling 3/1/2012, Put @ 1,200 (Number Of Contracts: 560) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Written [Member] | S&P Index Settling 3/1/2012, Put @ 4,100 (Number Of Contracts: 1,737) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Written [Member] | Total Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]
Frontier Trading Company XXI, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	792,372	[1]
Investment Owned, Percent of Net Assets	13.43%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(40,664)	[1]
Investment Owned, Percent of Net Assets	(0.69%)	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(37,959)	[1]
Investment Owned, Percent of Net Assets	(0.64%)	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 1/26/2012 (Number of Contracts: 153) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	22,523	[1]
Investment Owned, Percent of Net Assets	0.38%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	4,733	[1]
Investment Owned, Percent of Net Assets	0.08%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	13,622	[1]
Investment Owned, Percent of Net Assets	0.23%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	1,520	[1]
Investment Owned, Percent of Net Assets	0.03%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	20,708	[1]
Investment Owned, Percent of Net Assets	0.35%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	(2,284)	[1]
Investment Owned, Percent of Net Assets	(0.04%)	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	229,550	[1]
Investment Owned, Percent of Net Assets	3.89%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	2,876	[1]
Investment Owned, Percent of Net Assets	0.05%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	31,011	[1]
Investment Owned, Percent of Net Assets	0.53%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	6,903	[1]
Investment Owned, Percent of Net Assets	0.12%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	31,305	[1]
Investment Owned, Percent of Net Assets	0.53%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	283,844	[1]
Investment Owned, Percent of Net Assets	4.81%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	18,428	[1]
Investment Owned, Percent of Net Assets	0.31%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	57,512	[1]
Investment Owned, Percent of Net Assets	0.97%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	19,290	[1]
Investment Owned, Percent of Net Assets	0.33%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	76,986	[1]
Investment Owned, Percent of Net Assets	1.30%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	3,727	[1]
Investment Owned, Percent of Net Assets	0.06%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(100)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(1,195)	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(24,881)	[1]
Investment Owned, Percent of Net Assets	(0.42%)	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	2,100	[1]
Investment Owned, Percent of Net Assets	0.04%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(31)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(173)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	20,200	[1]
Investment Owned, Percent of Net Assets	0.34%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	316,045	[1]
Investment Owned, Percent of Net Assets	5.36%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	1,074	[1]
Investment Owned, Percent of Net Assets	0.02%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(5,226)	[1]
Investment Owned, Percent of Net Assets	(0.09%)	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	18,129	[1]
Investment Owned, Percent of Net Assets	0.31%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	6,644	[1]
Investment Owned, Percent of Net Assets	0.11%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	$ 508,529	[1]
Investment Owned, Percent of Net Assets	8.62%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,000 (Number Of Contracts: 169) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,300 (Number Of Contracts: 167) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 12/1/2012, Put @ 6,600 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | Euro Settling 3/1/2012, Put @ 1,360 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | S&P (Mini) Settling 3/1/2012, Put @ 1,200 (Number Of Contracts: 560) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Written [Member] | S&P Index Settling 3/1/2012, Put @ 4,100 (Number Of Contracts: 1,737) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Written [Member] | Total Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]

[1]	Except as noted, no individual futures, forwards and option on futures contract position constituted greater than 5 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[2]	See Notes to Financial Statements, Note 4.